Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) (Ordinary Shares [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01	$ 0.01